revenue from contracts with customers - Accounts receivable (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Accounts receivable
Customer accounts receivable	$ 2,636	$ 2,194
Accrued receivables - customer	468	313
Allowance for doubtful accounts	(94)	(81)
Total	3,010	2,426
Accrued receivables - other	287	245
Accounts receivable - current	$ 3,297	$ 2,671